Lease - Schedule of Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 539,705	$ 338,017
Operating lease liabilities - current	319,296	215,253
Operating lease liabilities - non-current	237,174	146,932
Operating lease liabilities	$ 556,470	$ 362,185
Weighted average remaining lease term (years)	1 year 10 months 24 days
Weighted average discount rate	4.20%